Registration Nos. 2-68348

811-02819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 48	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 48	☒

(Check appropriate box or boxes.)

Natixis Cash Management Trust

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 449-2810

Coleen Downs Dineen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 1, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Natixis Cash Management Trust - Money Market Series	Class A NEMXX	Class B NMBXX	Class C NVCXX

Reich & Tang Asset Management, LLC

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Natixis Cash Management Trust	Prospectus – September 1, 2009

FUND SUMMARY

Natixis Cash Management Trust — Money Market Series

Investment Goal

Natixis Cash Management Trust - Money Market Series (the “Fund”) seeks maximum current income consistent with preservation of capital and liquidity.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None [1]	None [1]	None [1]
Redemption fees	None [2]	None [2]	None [2]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fees	0.35%	0.35%	0.35%
Distribution and/or service (12b-1) fees	None	None	None
Other expenses	0.26%	0.26%	0.26%
Total annual fund operating expenses[3]	0.61%	0.61%	0.61%
Fee reduction[4,5]	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee reduction	0.61%	0.61%	0.61%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
1 year	$62	$62	$62
3 years	$195	$195	$195
5 years	$340	$340	$340
10 years	$762	$762	$762

1	Shares of each class are sold without any sales charge. However, shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) if the shares were purchased by exchange from another Natixis Fund. See the section “Exchanging Shares.”

2	Transaction fees may be charged for expedited payments. See the Prospectus.

3	Total annual fund operating expenses have been restated to exclude certain non-recurring expenses.

Natixis Cash Management Trust	1	Prospectus – September 1, 2009

FUND SUMMARY

4	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, the premium for the Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 0.65% of the Fund’s average daily net assets for each of Class A, B and C shares. This undertaking is in effect through August 31, 2010, and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses it has borne through this undertaking to the extent that a class’ expenses in later periods fall below the annual rates set forth in this undertaking. A class will not be obligated to pay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

5	Natixis Advisors has temporarily agreed to waive its management fee to the extent necessary to maintain a minimum yield to shareholders. This agreement is voluntary and may be terminated at any time.

Investments, Risks and Performance

Principal Investment Strategies

The Fund will invest up to 100% of its assets in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers. Examples of these investments include certificates of deposit, bankers’ acceptances or bank notes, securities issued or guaranteed by the U.S. government, commercial paper, repurchase agreements, other corporate debt obligations and cash. The Fund seeks to maintain a stable $1.00 share price.

The Fund’s subadviser will manage the Fund’s portfolio in compliance with regulatory requirements for money market funds. These requirements include holding investments which are generally rated in the two highest rating categories as rated by a major credit agency and investments which have a maturity of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. The Fund is also diversified, which limits its exposure to any given issuer.

Principal Investment Risks

Money Market Fund risk: An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s investment adviser, subadviser or their affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Further regulation could impact the way that the Fund is managed, possibly negatively impacting its return.

Credit risk: An issuer may be unable or unwilling to make payments of principal and interest when due. Credit risk also includes the risk of default. These events could cause the Fund’s share price or yield to fall.

Interest Rate risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Foreign Investment risk: The Fund’s investment in foreign securities, including American Depositary Receipts, are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities.

Financial Services industry risk: Because it may invest a significant portion of its assets in the obligations of banks and other financial services companies, the Fund is subject to a number of risks generally associated with investments in the financial services industry, such as credit risk, interest rate risk and regulatory developments related to the financial services industry. Changes in government regulation and interest rates can have a substantial negative impact on the financial services industry.

Natixis Cash Management Trust	2	Prospectus – September 1, 2009

FUND SUMMARY

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for the one-year, five-year and ten-year periods. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. The Fund’s current subadviser assumed its role in June 2001. The performance results shown below, for periods prior to that date, reflect results achieved by the previous subadviser. Updated performance information and current yield information is available online at www.funds.natixis.com and/or by calling the Natixis Funds Personal Access Line® 24 hours a day at 800-225-5478, press 1.

The bar chart shows the Fund’s total returns for Class A shares for each of the last ten calendar years.† The returns for Class B and C shares differ from Class A returns shown in the bar chart to the extent their respective expenses differ.

Highest Quarterly Return: 4th Quarter 2000, up 1.49%
Lowest Quarterly Return: 2nd Quarter 2004, up 0.05%

†	The Fund’s total return for Class A shares year-to-date as of June 30, 2009 was 0.33%.

Average Annual Total Returns (for the periods ended December 31, 2008)	1 Year	5 Years	10 Years
Class A	2.58%	2.93%	2.98%
Class B	2.58%	2.93%	2.98%
Class C	2.59%	2.93%	2.98%

Management

Investment Adviser

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”)

Subadviser

Reich & Tang Asset Management, LLC

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

Natixis Cash Management Trust	3	Prospectus – September 1, 2009

FUND SUMMARY

Lower investment minimums may apply in certain circumstances. See the section “Shareholder Services” in the Statement of Additional Information (“SAI”).

The Fund’s shares are redeemable on any business day through your investment dealer, by mail, by exchange, by wire, through the Automated Clearing House system, by telephone or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

Tax Information

Distributions of investment income are generally taxable to you as ordinary income. Distributions of capital gains may be taxable as either long-term capital gain or ordinary income depending on how long the Fund owned the investments that generated the gains. Fund distributions are taxable whether you receive them in cash or in additional shares. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax law generally will not be taxable.

Natixis Cash Management Trust	4	Prospectus – September 1, 2009

INVESTMENT GOAL, STRATEGIES AND RISKS

Natixis Cash Management Trust - Money Market Series

The investment objective and principal investment strategies of the Fund are summarized under the sections “Investment Goal” and “Investments, Risks and Performance.”

The Fund will invest in securities which the Fund’s subadviser, Reich & Tang, acting under guidelines established by the Fund’s Board of Trustees, has determined are of high quality and present minimal credit risk.

Principal Investment Strategies

The Fund will invest up to 100% of its assets in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve investors’ capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund’s investments may include:

•	Certificates of deposit

•	Bankers’ acceptances or bank notes

•	Securities issued or guaranteed by the U.S. government

•	Commercial paper

•	Repurchase agreements

•	Other corporate debt obligations

•	Cash

Reich & Tang will manage the Fund’s portfolio in compliance with industry-standard requirements for money market funds. These requirements include:

•	Credit quality — The Fund’s investments are generally rated in the two highest rating categories as rated by a major credit agency.

•	Maturity — Each of the Fund’s investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.

•	Diversification — The Fund is diversified, which limits its exposure to any given issuer.

Reich & Tang may adjust the Fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment for their portfolio or who are comfortable with the risks described below and may need cash immediately.

More Information About Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The following provides more information about the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Credit Risk and Interest Rate Risk

The Fund is subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer of a security, or the counterparty to a contract, to make payments of principal and interest when due and includes the risk of default. A default could cause the Fund’s share price or yield to fall. Interest rate risk relates to changes in a security’s value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

Foreign Risk

The risk associated with investments in issuers located in foreign countries. A fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, a fund that invests in foreign securities could lose its entire investment. The Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased.

Natixis Cash Management Trust	5	Prospectus – September 1, 2009

INVESTMENT GOAL, STRATEGIES AND RISKS

Information Risk

The risk that key information about a security is inaccurate or unavailable.

Liquidity Risk

The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a fund. These types of risks may also apply to restricted securities, Section 4(2) commercial paper, structured notes and Rule 144A securities.

Management Risk

The risk that a strategy used by the Fund’s portfolio management may fail to produce the intended result.

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition as well as overall market and economic conditions.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Political Risk

The risk of losses directly attributable to government or political actions.

Valuation Risk

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

More Information About Fund Expenses & Performance

The amounts disclosed in the Example table on page 1 of this prospectus for Class B and Class C shares of the Fund assumes that a CDSC does not apply. See the section “Exchanging Shares.”

Reich & Tang assumed its role as subadviser in June 2001. The performance results shown in the “Risk/Return Bar Chart and Table” section of this prospectus, for periods prior to that date, reflect results achieved by the previous subadviser.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the Fund’s SAI.

A “snapshot” of the Fund’s investments will be found in the Fund’s annual and semiannual reports. In addition, a list of the Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund’s website at www.funds.natixis.com (click on “Fund Information” and then “Portfolio Holdings”). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (“SEC”) for the period that includes the date of the information.

Natixis Cash Management Trust	6	Prospectus – September 1, 2009

Management Team

Meet the Fund’s Investment Adviser and Subadviser

The Natixis Funds family (as defined below) currently includes 24 mutual funds. The Natixis Funds family had combined assets of $27 billion as of June 30, 2009. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”). This Prospectus covers the Natixis Cash Management Trust — Money Market Series, (the “Money Market Fund” or the “Fund”), which, along with the Natixis Equity Funds, Natixis Income Funds, Natixis Income Diversified Portfolio, Loomis Sayles Global Markets Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Growth Fund, Loomis Sayles Value Fund, ASG Global Alternatives Fund, ASG Diversifying Strategies Fund, CGM Advisor Targeted Equity Fund and Gateway Fund constitute the “Natixis Funds.”

Adviser

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. Natixis Advisors is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large affiliated French financial service entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronet in Paris; the Caisse Nationale des Caisses d’Epargne, a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and Banque Federale des Banques Populaires, a financial institution owned by regional cooperative banks known as the Banques Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $230.9 billion in assets under management at June 30, 2009. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. Natixis Advisors does not determine what investments will be purchased by the Fund. The subadviser listed below makes the investment decisions for the Fund.

The combined advisory and subadvisory fees paid by the Fund for the fiscal year ended June 30, 2009, as a percentage of the Fund’s average daily net assets, were 0.35%.

A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory and subadvisory contracts of the Fund is available in the Fund’s annual report for the fiscal year ended June 30, 2009.

Subadviser

The subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of the Fund, subject to the general supervision of the Fund’s adviser and the Board of Trustees.

Reich & Tang, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser to the Fund. Reich & Tang is a limited liability company with 100% of its membership interest owned by Natixis US. Reich & Tang’s origins date back to 1970, and as of June 30, 2009, it is the investment manager, adviser or subadviser with respect to assets in excess of $14.2 billion.

Subadvisory Agreements

The Natixis Funds have received an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits Natixis Advisors to amend or continue existing subadvisory agreements, when approved by the Board of Trustees, without shareholder approval. The exemption also permits Natixis Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with Natixis Advisors without shareholder approval if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Shareholders will be notified of any subadviser changes. As of the date of this prospectus, Natixis Cash Management Trust – Money Market Series has not received shareholder approval to rely on the exemptive order.

Natixis Cash Management Trust	7	Prospectus – September 1, 2009

MANAGEMENT TEAM

Portfolio Trades

In placing portfolio trades, the Fund’s adviser or subadviser may use brokerage firms that market the Fund’s shares or are affiliated with Natixis US, Natixis Advisors or Reich & Tang. In placing trades, Reich & Tang will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, the Fund and certain other funds advised by Reich & Tang, such as the Daily Income Fund (“Central Funds”) may lend money to the other funds for temporary or emergency purposes directly to and from each other through an interfund credit facility. Such other mutual funds may also be permitted to invest their daily cash balances in the Central Funds. In addition to the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis Sayles & Company, L.P., AEW Capital Management, L.P., AlphaSimplex Group, LLC, BlackRock Investment Management, LLC (“BlackRock”), Harris Associates L.P., Hansberger Global Investors, Inc. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the Investment Company of 1940 (the “1940 Act”) by reason of being under common control by Natixis US. In addition, because the funds are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds, including the Fund, will participate in the credit facility described above only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a fund. Should a fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

Temporary Guarantee Program

The U.S. Treasury Department has established a temporary guarantee program for the U.S. money market fund industry (the “Program”). The Program is voluntary and is open to most money market funds. As of the date of this Prospectus the Fund participates in the Program. The cost of the premium for participation in the Program is borne by the Fund, and will be excluded as an expense for which the Adviser or its affiliates will reimburse the Fund or waive advisory or other fees. The guarantee will be triggered if a participating money market fund’s net asset value per share falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”). A shareholder in a participating money market fund would receive a payment in the amount of $1.00 per covered share upon liquidation of the fund, if the fund’s market-based net asset value per share fell below $0.995 and was not promptly restored to $1.00. While the Fund has continued to maintain its $1.00 share price, there can be no assurance that the Fund will be able to do so in the future. The Program provides coverage to shareholders of a participating money market fund for amounts they held in that fund as of the close of business on September 18, 2008. Shareholders of a participating fund may not sign up for the Program individually. Any increase in the number of shares of that fund held by a shareholder after the close of business on September 19, 2008 will not be guaranteed. Any purchase of shares of a participating money market fund for a new account after the close of business on September 19, 2008 will not be guaranteed.

If shares of a participating fund held by a shareholder as of the close of business on September 19, 2008 are sold before the guarantee is called upon, then the guarantee will only cover the lesser of (i) the number of fund shares held by the shareholder as of the close of business on September 19, 2008, or (ii) the number of fund shares held by the shareholder on the date of the Guarantee Event. A participating fund shareholder account whose account balance drops to zero or whose account is otherwise closed after September 19, 2008 will no longer be covered by the guarantee, even if the shareholder subsequently reinvests in the fund or in another fund that is also participating in the Program. Under the terms of the Program, if the guarantee is called upon with respect to the Fund, the Board of Trustees must, among other actions, liquidate the Fund. For shares covered by the guarantee, any difference between the amount received by a shareholder in

Natixis Cash Management Trust	8	Prospectus – September 1, 2009

MANAGEMENT TEAM

connection with the liquidation and $1.00 per share will be covered under the Program, subject to the overall amount available to support guarantees under the Program. The Program is not backed by the full faith and credit of the United States government. As of the time of the Program’s inception, assets available to the Program to support all participating money market funds were approximately $50 billion.

The Program is expected to expire at the close of business on September 18, 2009. If a Guarantee Event occurs after the termination of the Program, neither the Fund nor any shareholder will be entitled to any payment under the Program.

The description above is a summary and is qualified in its entirety by reference to the terms and implementation of the Program. For additional information on the Program, including the fees payable under the Program, visit the U.S. Treasury Department’s website at www.ustreas.gov.

Neither the Prospectus nor the Fund are in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.

Fund Services

Investing in the Fund

Choosing a Share Class

The Fund currently offers only Class A and Class C shares to the public. No new accounts may be opened and no additional investments may be made into Class B shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Shareholders in the same classes of another Natixis Fund may invest in the Fund through an exchange of shares.

Certificates

Certificates will not be issued for any class of shares.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. The Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Determine how much you wish to invest. See the chart showing the investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

3.	Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds’ investment programs, refer to the section “Additional Investor Services” in this Prospectus.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Minimum Balance Policy

The Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described in the section “Purchase and Sale of Fund Shares.” The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occurs in September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar

Natixis Cash Management Trust	9	Prospectus – September 1, 2009

FUND SERVICES

year in which the fee is assessed. Certain accounts, such as Class B accounts, accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using an Natixis Funds’ prototype document (including IRAs, Keogh plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

The Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation may be liquidated rather than assessed a fee, if the account balance falls below such minimum. The valuation of account balances and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as Class B accounts, accounts associated with wrap-fee programs or defined contribution plans are exempt from the liquidation.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Natixis Funds Personal Access Line®

800-225-5478, press 1

Natixis Funds Web Site

www.funds.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

•	purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

•	review your account balance, recent transactions, Fund prices and recent performance;

•	order duplicate account statements;

•	obtain tax information; and

•	order checks

Please see the following pages for other ways to buy, exchange or sell your shares.

Natixis Cash Management Trust	10	Prospectus – September 1, 2009

FUND SERVICES

Buying Shares

	Opening an Account	Adding to an Account
Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party, “starter” and credit card convenience checks will not be accepted.	• Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party, “starter” and credit card convenience checks will not be accepted.

•        Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579.

•        Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

•        Complete the investment slip from an account statement or include a letter specifying the Fund name, class of shares, account number and the registered account name(s).

•        Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to request an exchange.

By Wire	• Opening an account by wire is not available.	• Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

• Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application.	• Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

	• Ask your bank or credit union whether it is a member of the ACH system.	• If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

• Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Automatic Investing Through Investment Builder

•        Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your account application.

•        Ask your bank or credit union whether it is a member of the ACH system.

•        If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

•        See the section “Additional Investor Services.”

Natixis Cash Management Trust	11	Prospectus – September 1, 2009

FUND SERVICES

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section “Restrictions on Buying and Selling Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

By Mail

•        Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

• The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•        Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•        Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•        Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com.

•        Call Natixis Funds or visit www.funds.natixis.com to request an exchange.

By Wire	• Complete the “Bank Information” section on your account application.

• Call Natixis Funds at 800-225-5478, visit www.funds.natixis.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•        Proceeds (less any applicable CDSC) will generally be wired on the next business day, although it may take longer. See the section “Selling Restrictions”. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through ACH	• Ask your bank or credit union whether it is a member of the ACH system.

•        Complete the “Bank Information” section on your account application.

•        If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

• Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption.

• Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days, although it may take longer. See the section “Selling Restrictions.”

By Telephone

•        Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds (less any applicable CDSC) by mail, by wire or through ACH (see above), subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)

•        Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•        Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Natixis Cash Management Trust	12	Prospectus – September 1, 2009

FUND SERVICES

By Check (for Class A shares only)	• Select the checkwriting option on your application and complete the signature card. • To add this privilege to an existing account, call Natixis Funds at 800-225-5478 for a Service Options Form.

• Each check must be written for $250 or more.

• You may not close your account by withdrawal check. Please call your financial representative or Natixis Funds to close an account.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange shares of your Fund for shares of another Natixis Fund or Loomis Sayles Fund that offers that class of shares subject to certain restrictions shown below. An exchange must be for the minimum to open an account (or the total net asset value of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100 (see the section “Additional Investor Services”). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege maybe exercised only in those states where shares of such fund may be legally sold. For federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which a gain or loss may be recognized (although shareholders generally will not recognize a taxable gain or loss on a sale of Fund shares if the Fund continuously maintains a $1.00 net asset value per share). Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the SAI for more detailed information on exchanging Fund shares.

Natixis Cash Management Trust	13	Prospectus – September 1, 2009

FUND SERVICES

Exchange Options

Class A shares of the Money Market Fund not previously subject to a front-end sales charge or CDSC may exchange into:

•	Class A shares of a Natixis Fund or Loomis Sayles Fund, after paying the applicable front-end sales charge and subjecting the new shares to any applicable CDSC.

Class A shares of the Money Market Fund previously subject to a front-end sales charge or CDSC may exchange into:

•	Class A shares of a Natixis Fund or Loomis Sayles Fund without paying a front-end sales charge or CDSC.

Class A shares of the Money Market Fund (including any reinvested dividends) received in exchange for Admin Class shares, Institutional Class shares or Retail Class shares of a Loomis Sayles Fund may only exchange into:

•

Admin Class shares, Retail Class shares or Institutional Class shares, as the case may be, of a Loomis Sayles Fund that offers such shares (this restriction may be waived by the officers of the applicable Loomis Sayles Fund).

Class B shares of the Money Market Fund may exchange into:

•	Class B shares of a Natixis Fund subject to its CDSC schedule.

Class C shares of the Money Market Fund may exchange into:

•	Class C shares of a Natixis Fund subject to its CDSC schedule.

If you exchange shares of a Natixis Fund or Loomis Sayles Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class B and Class C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another Natixis Fund or Loomis Sayles Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Restrictions on Buying and Selling Shares

The Adviser believes that shareholders will buy and sell shares of the Fund frequently as the Fund is designed to offer investors a liquid investment.

Accordingly, the Board of Trustees has not adopted policies to monitor and restrict the frequent trading of Fund shares.

Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation
The Fund may suspend the right of redemption or postpone payment for more than 7 days:	• When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

• During an emergency as permitted by the SEC.

• During any other period permitted by the SEC.

The Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner.

• With suspicion/evidence of a fraudulent act.

Natixis Cash Management Trust	14	Prospectus – September 1, 2009

FUND SERVICES

Restriction	Situation
The Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for the Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.

The Fund may withhold redemption proceeds for 10 days:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

Fund securities are generally valued at amortized cost on each day that the NYSE is open for trading. Amortized cost approximates market value of the security. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

The net asset value of Fund shares is determined pursuant to policies and procedures approved by the Fund’s Board of Trustees, as summarized below:

•

A share’s net asset value is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. Generally, the Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Income, Dividends and Valuation” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received “in good order.”[1]

•	Requests received by the Fund after the NYSE closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the NYSE is open.

Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the NYSE (normally 4:00 p.m., Eastern time) and transmitted to the Fund prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If you investment dealer has not entered into such a contractual agreement, your order will be processed at the net asset value after your investment dealer submits the order to the Fund.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

1	Please see the “Buying Shares” section which provides additional information regarding who can receive a purchase order.

Natixis Cash Management Trust	15	Prospectus – September 1, 2009

FUND SERVICES

Dividends and Distributions

The Fund generally distributes all or substantially all of its net investment income (taxable income other than net capital gains) in the form of dividends. The Fund declares dividends for each class daily and pays them monthly. Net investment income accruing on Saturdays, Sundays and other days on which the NYSE is closed is generally declared as a dividend on the immediately following business day. The Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually. Distributions will automatically be reinvested in shares of the same class of the Fund at net asset value, unless you select one of the following alternatives:

•

Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”

•	Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or another Natixis Fund.

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any foreign, state or local tax consequences.

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify each year for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Fund. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions, if any, that are attritributable to the excess of net long-term capital gains from the sale of investments the Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions, if any, that are attributable to the excess of net short-term capital gains from the sale of investments that the Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with lower rates applying to taxpayers in the 10% and 15% brackets. The Fund does not expect that any significant portion of its distributions will be taxable to shareholders as long-term capital gain.

Dividends and distributions declared by the Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable.

Natixis Cash Management Trust	16	Prospectus – September 1, 2009

FUND SERVICES

Sale, Exchange or Redemption of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on a redemption, sale, exchange or other disposition of Fund shares generally will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and the shareholder held the shares for more than one year. As long as the Fund continually maintains a $1.00 net asset value per share, shareholders generally will not recognize a taxable gain or loss on a sale of Fund shares.

Taxation of Certain Fund Investments. The Fund’s investments in foreign securities, if any, may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. The Fund does not expect that shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by the Fund.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the portion of the Fund’s dividends that are derived from such interest.

The Fund’s investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required to liquidate investments in order to satisfy the distribution requirements applicable to regulated investment companies under the Code.

Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends, redemption proceeds and certain other payments that are paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

Please see the SAI for additional information on the federal income tax consequences of an investment in the Fund. You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs and other pension and profit sharing plans. Refer to the section entitled “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “Buying Shares.”

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s net asset value (plus the applicable sales charge or CDSC) on the dividend record date. Before establishing a Dividend Diversification Program into any other Natixis Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section “Exchanging Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

Natixis Cash Management Trust	17	Prospectus – September 1, 2009

FUND SERVICES

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “Selling Shares.”

Natixis Funds Personal Access Line®

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Web Site

Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Financial Performance

The financial highlights table is intended to help you understand the Fund’s financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

Natixis Cash Management Trust	18	Prospectus – September 1, 2009

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

		Income from Investment Operations:		Less Distributions:
	Net asset value, beginning of the period	Net investment income	Total from investment operations(e)	Dividends (from net investment income)	Total distributions
Class A
6/30/2009	$1.00	$0.0146	$0.0146	$(0.0146)	$(0.0146)
6/30/2008	1.00	0.0376	0.0376	(0.0376)	(0.0376)
6/30/2007	1.00	0.0469	0.0469	(0.0469)	(0.0469)
6/30/2006	1.00	0.0351	0.0351	(0.0351)	(0.0351)
6/30/2005	1.00	0.0126	0.0126	(0.0126)	(0.0126)
Class B
6/30/2009	1.00	0.0146	0.0146	(0.0146)	(0.0146)
6/30/2008	1.00	0.0376	0.0376	(0.0376)	(0.0376)
6/30/2007	1.00	0.0469	0.0469	(0.0469)	(0.0469)
6/30/2006	1.00	0.0351	0.0351	(0.0351)	(0.0351)
6/30/2005	1.00	0.0126	0.0126	(0.0126)	(0.0126)
Class C
6/30/2009	1.00	0.0147	0.0147	(0.0147)	(0.0147)
6/30/2008	1.00	0.0376	0.0376	(0.0376)	(0.0376)
6/30/2007	1.00	0.0469	0.0469	(0.0469)	(0.0469)
6/30/2006	1.00	0.0351	0.0351	(0.0351)	(0.0351)
6/30/2005	1.00	0.0126	0.0126	(0.0126)	(0.0126)

Natixis Cash Management Trust	19	Prospectus – September 1, 2009

FINANCIAL PERFORMANCE

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return(%)(a)	Net assets, end of the period (000’s)	Gross expenses(%)		Net expenses(%)(b)(c)		Net investment income(%)
$1.00	1.47	$219,446	0.65	(d)	0.63	(d)	1.47
1.00	3.83	219,428	0.68		0.63		3.76
1.00	4.79	221,143	0.71		0.67		4.69
1.00	3.56	233,270	0.82		0.82		3.45
1.00	1.27	294,440	1.02		1.02		1.24

1.00	1.47	18,668	0.65	(d)	0.63	(d)	1.43
1.00	3.83	15,478	0.68		0.63		3.76
1.00	4.79	17,127	0.71		0.67		4.69
1.00	3.56	20,425	0.82		0.82		3.45
1.00	1.27	22,475	1.02		1.02		1.24

1.00	1.48	17,053	0.63	(d)	0.61	(d)	1.42
1.00	3.83	4,549	0.68		0.63		3.76
1.00	4.79	1,913	0.71		0.67		4.69
1.00	3.56	2,121	0.82		0.82		3.45
1.00	1.27	1,782	1.02		1.02		1.24

a	Had certain expenses not been reduced during the period, if applicable, total return would have been lower.

b	Represents expenses net of minimum balance fees deducted from shareholder accounts and retained by the Fund.

c	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

d	Includes fee/expense recovery of 0.01%, 0.01% and less than 0.01% for Class A, B and C, respectively.

e	Including net realized and unrealized gain (loss) of less than $0.0001 per share.

Natixis Cash Management Trust	20	Prospectus – September 1, 2009

Glossary of Terms

Bankers’ acceptance — A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) per share — The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund’s total net assets by the number of shares outstanding.

Repurchase agreement — An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

Total return — The change in value of an investment in a fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a fund.

Yield — The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

Natixis Cash Management Trust	21	Prospectus – September 1, 2009

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If you would like more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about the Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

To order a free copy of the Fund’s annual or semiannual report or its SAI, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative, visit the Fund website at www.funds.natixis.com, send an e-mail request to natixisfunds@ga.natixis.com or call the Fund at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund’s reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Investment Company Act File No 811-02819	XM51-0909

STATEMENT OF ADDITIONAL INFORMATION

September 1, 2009

NATIXIS CASH MANAGEMENT TRUST

Natixis Cash Management Trust – Money Market Series

Class A (NEMXX), Class B (NMBXX), and Class C (NVCXX)

This Statement of Additional Information (the “Statement”) contains information which may be useful to investors but which is not included in the Prospectus of the Natixis Cash Management Trust - Money Market Series (the “Fund”), a series of Natixis Cash Management Trust (the “Trust”). This Statement is not a prospectus and is authorized for distribution only when accompanied by or preceded by the Prospectus of the Fund dated September 1, 2009, as may be revised and supplemented from time to time (the “Prospectus”). This Statement should be read together with the Prospectus. Investors may obtain the Prospectus without charge from Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by calling Natixis Funds at 800-225-5478 or by visiting the Fund’s website at www.funds.natixis.com.

The Fund’s financial statements and accompanying notes that appear in the Fund’s annual report are incorporated by reference into this Statement. The Fund’s annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Fund’s website at www.funds.natixis.com.

XM33-0909

THE TRUST

Natixis Cash Management Trust was organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a “Declaration of Trust”) dated June 5, 1980, as amended. The Trust commenced operations on October 3, 1980 by acquiring all the assets and liabilities of NEL Cash Management Account, Inc., which had commenced operations on July 10, 1978. The Trust was established with the same investment objective, policies, restrictions and investment adviser as NEL Cash Management Account, Inc. The name of the Trust has changed several times since its organization:

Trust Name	Date
NEL Cash Management Trust	July 1978 to September 1986
New England Cash Management Trust	September 1986 to April 1992
TNE Cash Management Trust	April 1992 to April 1994
New England Cash Management Trust	April 1994 to February 2000
Nvest Cash Management Trust	February 2000 to April 2001
CDC Nvest Cash Management Trust	May 2001 to April 2005
IXIS Advisor Cash Management Trust	May 2005 to August 2007
Natixis Cash Management Trust	August 2007 to present

The Money Market Series is the only series of Natixis Cash Management Trust currently in existence. The name of the Money Market Series has changed several times since its organization:

Series Name	Date
NEL Cash Management Trust	July 1978 to June 1982
NEL Cash Management Trust – Money Market Series	June 1982 to September 1986
New England Cash Management Trust – Money Market Series	September 1986 to April 1992
TNE Cash Management Trust – Money Market Series	April 1992 to April 1994
New England Cash Management Trust – Money Market Series	April 1994 to February 2000
Nvest Cash Management Trust – Money Market Series	February 2000 to April 2001
CDC Nvest Cash Management Trust – Money Market Series	May 2001 to April 2005
IXIS Cash Management Trust – Money Market Series	May 2005 to August 2007
Natixis Cash Management Trust – Money Market Series	August 2007 to present

The Fund has three classes of shares: Classes A, B and C. The Fund offers Class A and Class C shares to the public. No new accounts may be opened and no additional investments may be made in Class B shares. The Trust is a diversified, open-end management investment company.

INVESTMENT OBJECTIVES AND POLICIES

GENERAL

The investment objectives and policies of the Fund are summarized in the Prospectus under “Fund Summary.”

The investment policies and types of permitted investments of the Fund set forth below and in the Prospectus may be changed without shareholder approval except that the investment objective of the Fund, and any investment policy expressly identified as fundamental, may not be changed without the approval of a majority of the outstanding voting securities of the Fund.

The terms “shareholder approval” and “majority of the outstanding voting securities” as used in this Statement each refer to approval by (a) 67% or more of the voting shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting shares of the Fund, whichever is less.

The Fund will invest only in securities which the Fund’s subadviser, Reich & Tang Asset Management, LLC (“Reich & Tang”), acting under guidelines established by the Fund’s Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain of the money market instruments in which the Fund may invest, and the related descriptions of the ratings of Standard and Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc.

(“Moody’s”) and Fitch Investors Service, Inc. (“Fitch”), see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.

The Fund’s investments may include certificates of deposit, bankers’ acceptances and other U.S. dollar-denominated obligations of banks whose net assets exceed $100 million. These obligations may be issued by U.S. banks, foreign banks (including their U.S. branches) or foreign branches and subsidiaries of U.S. banks. Obligations of foreign banks may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Reich & Tang believes the risks are minimal.

The Fund may also invest in U.S. government securities that include all securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities (“U.S. government securities”). Some U.S. government securities are backed by the full faith and credit of the United States, some are supported by the discretionary authority of the U.S. government to purchase the issuer’s obligations (e.g., obligations of the Federal National Mortgage Association (“FNMA”)), some by the right of the issuer to borrow from the U.S. government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association). U.S. government securities that are not backed by the full faith and credit of the United States are considered riskier than those that are.

In September 2008, the U.S. Treasury Department announced that the government would be taking over the FNMA and FHLMC and placing the companies into a conservatorship. The effect that this conservatorship will have on the companies’ debt and equity securities is unclear.

The Fund’s investments at the time of purchase (other than U.S. government securities and repurchase agreements relating thereto) generally will be rated in the two highest rating categories as rated by a major credit agency or, if unrated, will be of comparable quality as determined by the Fund’s subadviser under guidelines approved by the Fund’s Board of Trustees.

Considerations of liquidity, safety and preservation of capital may preclude the Fund from investing in money market instruments paying the highest available yield at a particular time. The Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund also seeks to take advantage of what are believed to be temporary disparities in the yields of the different segments or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Fund, may result in frequent changes in the portfolio composition of the Fund. There are usually no brokerage commissions paid by the Fund in connection with the purchase of securities of the type in which it invests. See “Portfolio Transactions” and “Investment Restrictions.”

Asset-Backed Securities

The Fund may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Mortgage-backed securities are a type of asset backed security. Through the use of trusts and special purpose vehicles, assets such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

The value of some mortgage-backed or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The market for mortgage-related securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

Interfund Transactions

Pursuant to Securities and Exchange Commission (“SEC”) exemptive relief, the Fund and certain other funds advised by Reich & Tang, such as the Daily Income Fund (“Central Funds”) may lend money to the other funds for temporary or emergency purposes directly to and from each other through an interfund credit facility. Such other mutual funds may also be permitted to invest their daily cash balances in the Central Funds. In addition to the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Asset Management Advisors, L.P., Reich & Tang, Loomis, Sayles & Company, L.P., AlphaSimplex Group, LLC, AEW Capital Management, L.P., Harris Associates L.P., Hansberger Global Investors, Inc., BlackRock Investment Management, LLC (“BlackRock”) and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis Global Asset Management, L.P. and are thus “affiliated persons” under the Investment Company Act of 1940 (the “1940 Act”) by reason of being under common control by Natixis Global Asset Management, L.P. In addition, because the Funds are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds, including the Fund, will participate in the credit facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a fund. Should a fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders.

Repurchase Agreements

As noted in the Prospectus, the Fund may enter into repurchase agreements, which are agreements pursuant to which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a U.S. government security or another type of high quality money market instrument, the obligation of the seller is not guaranteed by the U.S. government, the issuer of the municipal security, or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, in case of such a default, the Fund may be subject to various delays and risks of loss, including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and (c) the inability to enforce rights and the expenses involved in attempted enforcement, for example, against a counterparty undergoing financial distress. The Fund will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

As described in the Prospectus, all of the Fund’s investments will be in U.S. dollars and will be determined to present minimal credit risks by the subadviser under guidelines established by the Fund’s Board of Trustees. Also, all of the Fund’s investments will, at the time of investment, have remaining maturities of 397 days or less. The dollar-weighted average maturity of the Fund’s portfolio securities will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days for the Fund, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. government securities, are treated as having a maturity of one day.

The value of the securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of the shares of the Fund might require the sale of portfolio investments of the Fund at a time when a sale might not be desirable.

After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund but neither event will require a sale of such security by the Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody’s or S&P (or another nationally recognized statistical rating organization approved by the SEC) may change as a result of changes in such organizations or their rating systems, the Fund will, in accordance with standards approved by the Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

INVESTMENT RESTRICTIONS

The following is a description of restrictions on the investments to be made by the Fund. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Except in the case of restrictions marked with a dagger (†) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

The Fund will not:

*(1)	Purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2)

Purchase any security (other than U.S. government securities and bank obligations) if, as a result, more than 25% of the Fund’s total assets (taken at market value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;

*(3)	Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act;

*(4)	Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(6)	Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;

*(7)	Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8)	Act as underwriter except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(9)	Write or purchase puts, calls or combinations thereof;

†(10)	Purchase any security restricted as to disposition under the federal securities laws if, as a result, more than 10% of the Fund’s net assets would be invested in such securities or in other securities that are illiquid, including repurchase agreements maturing in more than seven days and certain loan participations; or

(11)	Issue senior securities, expect as otherwise permitted by the 1940 Act.

PORTFOLIO HOLDINGS INFORMATION

The Fund has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Trust’s Board of Trustees. Generally, full portfolio holdings information will not be disclosed until it is first posted on the Fund’s website at www.funds.natixis.com on a monthly basis. Generally, full portfolio holdings information will not be posted until it has aged for at least 30 days. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Fund may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved the following exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Fund:

(1)	Disclosure of portfolio holdings posted on the Fund’s website provided that information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Fund, its principal underwriter or an affiliate of the Fund’s principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 6 days after month-end) and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

(3)	Disclosure to employees of the Fund’s adviser, subadviser, principal underwriter, administrator, custodian, fund accounting agent and independent accountant, as well as to broker dealers executing portfolio transactions for the Fund, provided that such disclosure is made for bona fide business purposes. Such disclosure will be subject to appropriate confidentiality conditions, which may include confidentiality conditions implied by the nature of the relationship with such providers or required by fiduciary or regulatory principles; and

(4)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Fund. Such exceptions will be reported to the Board of Trustees.

With respect to (4) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entity that receives information pursuant to this exception is GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-Q filing and other related items, and Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Fund’s federal income and excise tax returns. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (3) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Fund’s officers determine on a case by case basis whether it is appropriate for the Fund to rely on such common law, professional or statutory duties. The Fund’s Board of Trustees exercises oversight of the disclosure of the Fund’s portfolio holdings by reviewing, on a periodic basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Fund’s policies on the sharing of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

Other registered investment companies that are advised or subadvised by the Fund's adviser or subadviser may be subject to different portfolio holdings disclosure policies, and neither the Fund's adviser nor the Fund’s Board of Trustees exercises control over such policies or disclosure. In addition, separate account clients of the Fund’s adviser and subadviser have access to their portfolio holdings and are not subject to the Fund’s portfolio holdings disclosure policies. Some of the funds that are advised or subadvised by the Fund's adviser or subadviser and some of the separate accounts managed by them have investment objectives and strategies that are substantially similar or identical to those of the Fund, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings as the Fund.

In addition, any disclosures of portfolio holdings information by the Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund’s and the adviser’s fiduciary duty to shareholders, and the Fund’s code of ethics. The Fund’s policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser and/or subadviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in the Fund or in other funds or accounts managed by the Fund’s adviser or subadviser or by any affiliated person of the adviser or subadviser.

MANAGEMENT OF THE TRUST

The Trust is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and review the Fund’s performance.

Trustees and Officers

The table below provides certain information regarding the trustees and officers of the Trust. For purposes of this table and for purposes of this Statement, the term “Independent Trustee” means those trustees who are not “interested persons,” as defined in the 1940 Act, of the Trust. In certain circumstances, Trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for the purposes of the requisite approval. For purposes of this Statement, the term “Interested Trustee” means those trustees who are “interested persons” of the Trust. Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (1940)	Trustee since 1984 Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	40 Director, Taubman Centers, Inc. (real estate investment trust); Director, Joule Biotechnologies

Charles D. Baker (1956)	Trustee since 2005 Contract Review and Governance Committee Member	Formerly, President and Chief Executive Officer, Harvard Pilgrim Health Care (health plan)	40 None

Edward A. Benjamin (1938)	Trustee since 2003 Chairman of the Contract Review and Governance Committee	Retired	40 None

Daniel M. Cain (1945)	Trustee since 1996 Chairman of the Audit Committee	Chairman, Cain Brothers & Company, Incorporated (investment banking); formerly, President and Chief Executive Officer, Cain Brothers & Company, Incorporated	40 Director, Sheridan Healthcare Inc. (physician practice management)

Kenneth A. Drucker (1945)	Trustee since 2008 Audit Committee Member	Formerly, Treasurer, Sequa Corp. (manufacturing)	40 None

Wendell J. Knox**** (1948)	Trustee since 2009 Contract Review and Governance Committee Member	Director, President and CEO of Abt Associates Inc. (research and consulting)

40

Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property & casualty insurance); Director, Greater Boston Chamber of Commerce; Director, The Efficacy Institute (non-profit education)

Name and Year of Birth	Position Held with the Trust, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen*** and Other Directorships Held
Sandra O. Moose (1942)	Chairperson of the Board since November 2005 Trustee since 1993 Ex officio member of the Audit Committee and Contract Review and Governance Committee	President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	40 Director, Verizon Communications; Director, AES Corporation (international power company)

Cynthia L. Walker (1956)	Trustee since 2005 Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration Harvard Medical School and formerly, Dean of Finance and Chief Financial Officer, Harvard Medical School	40 None

INTERESTED TRUSTEES

Robert J. Blanding[1] (1947) 555 California Street San Francisco, CA 94104	Trustee since 2003	President, Chairman, Director, and Chief Executive Officer, Loomis, Sayles & Company, L.P.	40 None

John T. Hailer[2] (1960)	Trustee since 2000	President and Chief Executive Officer, U.S. and Asia Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P., Natixis Distribution Corporation and Natixis Global Associates, Inc.	40 None

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two year term as the Chairperson of the Board of Trustees on September 14, 2007.

**	Each person listed above, except as noted, holds the same position(s) with Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and the Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series. Previous positions during the past five years with Natixis Distributors, L.P. (the “Distributor”), Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

***	The Trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series (collectively, the “Fund Complex”).

****	Mr. Knox was appointed as trustee effective July 1, 2009.

[1]

Mr. Blanding is deemed an “interested person” of the Trust because he holds the following positions with affiliated persons of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis Sayles & Company, L.P.

[2]

Mr. Hailer is deemed an “interested person” of the Trust because he holds the following position with an affiliated person of the Trust: President and Chief Executive Officer, U.S. and Asia, of Natixis Global Asset Management, L.P.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
OFFICERS OF THE TRUST

Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Clerk), Natixis Distribution Corporation, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.

David L. Giunta (1965)	President and Chief Executive Officer	Since February 2008	President and Chief Executive Officer, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Distribution Corporation; formerly, Senior Vice President, Fidelity Brokerage Company.

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Distributors, L.P. and Natixis Asset Management Advisors, L.P.; formerly, Senior Counsel, Columbia Management Group

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, Senior Director, PFPC Inc.

*	Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

**	Each person listed above holds the same position(s) with the Fund Complex. Previous positions during the past five years with the Distributor or Natixis Advisors are omitted, if not materially different from a Trustee’s or officer’s current position with such entity.

Standing Board Committees

The Trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended June 30, 2009, this Committee held five meetings.

The Contract Review and Governance Committee also makes nominations for Independent Trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Funds that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Asset Management Advisors, L.P., 399 Boylston Street, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The shareholder recommendation must contain sufficient background information concerning the candidate to enable a proper judgment to be made as to the candidate’s qualifications, which may include: (i) the recommended candidate’s knowledge of the mutual fund industry; (ii) any experience possessed by the recommended candidate as a director or senior officer of other public companies; (iii) the recommended candidate’s educational background; (iv) the recommended candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the recommended candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the recommended candidate’s perceived ability to contribute to the ongoing functions of the Board, including the recommended candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the recommended candidate’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate standing Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The shareholder recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). A shareholder recommendation shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the shareholder recommendation shall be considered stale and discarded.

The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust’s audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended June 30, 2009, this Committee held four meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain - Chairman	Edward A. Benjamin - Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Charles D. Baker
Wendell J. Knox

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Fund Securities Owned by the Trustees

As of December 31, 2008, the Trustees had the following ownership in the Fund:

Name of Trustee	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
INDEPENDENT TRUSTEES
Graham T. Allison Jr.**	A	E
Charles D. Baker**	A	E
Edward Benjamin**	A	E
Daniel M. Cain**	A	E
Kenneth A. Drucker**	A	E
Wendell J. Knox***	A	A
Sandra O. Moose	A	E
Cynthia L. Walker**	A	E

INTERESTED TRUSTEES
Robert Blanding	A	E
John T. Hailer	A	E

*A.	None

B.	$1 - 10,000

C.	$10,001 - $50,000

D.	$50,001 - $100,000

E.	over $100,000

**	Amounts include the economic value of notional investments held through the deferred compensation plan.

***	Mr. Knox was appointed as a trustee effective July 1, 2009.

Trustee Fees

The Trust pays no compensation to its officers or Interested Trustees.

The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each Committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,250 for each Committee meeting that he or she attends in person and $3,125 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, Hansberger International Series and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

During the fiscal year ended June 30, 2009, the Trustees of the Trusts received the amounts set forth in the following table for serving as a Trustee of the Trust and also for serving as Trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series and Gateway Trust. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits and total compensation paid to trustees by trusts in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series:

Name of Trustee	Aggregate Compensation from Natixis Cash Management Trust*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex Paid to Trustees†
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.	$2,247	$0	$0	$135,000
Charles D. Baker	$2,249	$0	$0	$135,000
Edward Benjamin	$2,400	$0	$0	$145,000
Daniel M. Cain	$2,341	$0	$0	$145,000
Kenneth A. Drucker	$2,085	$0	$0	$128,750
Wendell J. Knox††	$0	$0	$0	$0
Jonathan P. Mason†††	$2,190	$0	$0	$135,000
Sandra O. Moose	$1,329	$0	$0	$200,000
Cynthia L. Walker	$1,993	$0	$0	$124,375

INTERESTED TRUSTEES
Robert Blanding	$0	$0	$0	$0
John T. Hailer	$0	$0	$0	$0

*	Amounts include payments deferred by Trustees for the fiscal year ended June 30, 2009, with respect to the Trust. The total amount of deferred compensation accrued for the Trust as of June 30, 2009 for the Trustees is as follows: Allison: $88,557; Baker: $12,115; Benjamin $28,033; Cain: $38,003; Mason: $6,510; Walker: $16,138.

†	Total Compensation represents amounts paid to a trustee for serving on the board of trustees of nine (9) trusts with a total of thirty-nine (39) funds as of June 30, 2009.

††	Mr. Knox was appointed as trustee effective July 1, 2009.

†††	Mr. Mason served as a trustee until his resignation effective June 30, 2009.

The Fund does not provide pension or retirement benefits to trustees, but has adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds selected by the trustee on the normal payment date for such fees.

As of August 3, 2009, the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Fund.

Codes of Ethics

The Fund, its adviser and subadviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit employees to invest in securities for their own accounts, under certain circumstances, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

OWNERSHIP OF FUND SHARES

As of August 3, 2009, to the Trust’s knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Fund set forth below.*

FUND	SHAREHOLDER	PERCENTAGE
Natixis Cash Management Trust – Money Market
(Class C)	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS, MD 21117-3256	24.27%
	UBS WM USA JERSEY CITY, NJ 07310-2055	12.12%

*	Such ownership may be beneficially held by individuals or entities other than the owner listed.

INVESTMENT ADVISORY AND OTHER SERVICES

Information About the Organization and Ownership of the Adviser and Subadviser of the Fund

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”).

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly or indirectly, by three large French financial services entities: Natixis, an investment banking and financial services firm; the Caisse Nationale des Caisses d’Epargne (“CNCE”), a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and Banque Fédérale des Banques Populaires (“BFBP”), a financial institution owned by regional cooperative banks known as the

Banques Populaires. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75015 Paris, France.

The 15 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $230.9 billion in assets under management or administration as of June 30, 2009.

Reich & Tang Asset Management, LLC (“Reich & Tang”) is an SEC registered investment adviser. Reich & Tang is a wholly owned subsidiary of Natixis US, which owns, in addition to Reich & Tang, a number of other asset management entities.

Historically, Reich & Tang consisted of two divisions: Reich & Tang Funds (“RTF”), and Capital Management Group (“CGM”), which included Delafield Asset Management (“Delafield”) and the Smaller Cap Equity Team, both focusing on equity investments, and Global Investment Advisors (“GIA”), a fixed income specialist.

On January 1, 2008 the two equity groups were consolidated into Delafield, and Reich & Tang consisted of three divisions: Delafield, GIA and RTF. However, in June 2009 Reich & Tang decided to focus its operation exclusively on the money market and cash deposit business. In order to achieve this new focus RTAM decided to spin off the equity and fixed income businesses. As of September 30, 2009 RTAM will consist solely of the Reich & Tang Funds division.

Certain officers and employees of Reich & Tang have responsibility for portfolio management of other advisory accounts and clients of Reich & Tang, including other registered investment companies and accounts of affiliates of Reich & Tang, that may invest in securities in which the Fund also invests. If Reich & Tang determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Reich & Tang to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Reich & Tang will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Reich & Tang’s policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. The Trustees are of the view that the benefits of retaining Reich & Tang as subadviser to the Fund outweigh the disadvantages, if any, that may result from participating in such transactions.

Advisory and Subadvisory Agreements

The Fund’s advisory agreement with Natixis Advisors provides that Natixis Advisors will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund’s assets in accordance with its investment objectives and policies.

The Fund pays all expenses not borne by Natixis Advisors or Reich & Tang including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent registered public accounting firm and legal counsel for the Fund and the Trust’s Independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of each of the Fund’s adviser, subadviser or their affiliates, other than affiliated registered investment companies.

Except as noted below, the Fund’s advisory agreement and, where applicable, the Fund’s subadvisory agreement provides that they will continue in effect for two years from the date of execution and thereafter from year to year if their continuance is approved at least annually (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Trust has received an exemptive order from the SEC that permits Natixis Advisors to amend existing subadvisory agreements when approved by the Fund’s Board of Trustees, without shareholder approval. The exemption also permits Natixis Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with Natixis Advisors without obtaining shareholder approval, if approved by the Fund’s Board of Trustees. Before the Fund can begin to rely on the exemptions described above, a majority of the shareholders of the Fund must approve the ability of the Fund to rely on the exemptive order. As of the date of this Statement, Natixis Cash Management Trust – Money Market Series has not received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes. The advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days’ written notice, or by the Fund’s adviser upon 90 days’ written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act). The subadvisory agreement also may be terminated by the subadviser upon 90 days’ notice and automatically terminates upon termination of the related advisory agreement.

The advisory agreement and subadvisory agreement each provides that Natixis Advisors or Reich & Tang shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Natixis Advisors oversees the portfolio management services provided to the Fund by the subadviser and provides certain administrative services. Subject to the review of the Board of Trustees, Natixis Advisors monitors the subadviser to assure that the subadviser is managing the Fund’s assets consistently with the Fund’s investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, Natixis Advisors also provides the Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund’s existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund’s registration statement under federal and state laws. Natixis Advisors does not determine what investments will be purchased or sold for the Fund.

Natixis Advisors may terminate the subadvisory agreement without shareholder approval. In such case, Natixis Advisors will enter into an agreement with another subadviser to manage the Fund.

ADVISORY FEES

Pursuant to an advisory agreement dated October 1, 2001, as amended July 1, 2005, Natixis Advisors has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund. For the services described in the advisory agreement, the Fund has agreed to pay Natixis Advisors an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable by the Fund to the subadviser pursuant to the subadvisory agreement:

Fund		Advisory Fee payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Natixis Cash Management Trust – Money Market Series	0.35% 0.33% 0.31% 0.26% 0.25% 0.20%	of the first $250 million of the next $250 million of the next $500 million of the next $500 million of the next $500 million of amounts in excess of $2 billion

Natixis Advisors has given a binding undertaking (for all classes of the Fund) to reduce its advisory fee, and if necessary, to bear certain expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, the premium for the Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds and deferred organizational and extraordinary expenses, associated with the Fund, to the extent necessary to limit the Fund’s expenses to the annual rates indicated below. The undertaking will be binding on Natixis Advisors for a period of one year from September 1, 2009 through August 31, 2010 and is reevaluated on an annual basis. Natixis Advisors will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent a class’s expenses in later periods fall below the annual rate set forth in the undertaking. A class will not be obligated to pay such reduced fees more than one year after the end of the fiscal year in which the fee was reduced.

Fund	Expense Limit	Date of Undertaking
Class A	0.65%	September 1, 2009
Class B	0.65%
Class C	0.65%

The advisory agreement provides that Natixis Advisors may delegate its responsibilities thereunder to other parties. Pursuant to a subadvisory agreement dated October 1, 2001, as amended July 1, 2005, Natixis Advisors has delegated its portfolio management responsibilities to Reich & Tang as subadviser. For providing such subadvisory services to the Fund, the Fund pays Reich & Tang a subadvisory fee at the annual rates set forth in the following table:

SUBADVISORY FEES

Fund		Subadvisory fee payable by the Fund (as a % of average daily net assets of the Fund)
Natixis Cash Management Trust — Money Market Series	0.15% 0.14% 0.13% 0.10%	of the first $250 million of the next $250 million of the next $500 million of amounts in excess of $1 billion

For the last three fiscal years ended June 30, the following table shows the total advisory fees (including subadvisory fees) paid by the Fund and of these amounts, the total paid to Natixis Advisors and the total paid to the subadviser of the Fund:

	2007	2008	2009
Total Advisory Fee	$892,072	$857,568	$954,023
Natixis Advisors
Fee Earned	$509,643	$489,838	$516,558
Fee Reduction	—	$29,037	—
Fees Recovered	—	—	$29,037
Total Paid	$509,643	$460,801	$545,595
Reich & Tang Total Paid	$382,429	$367,730	$408,428

Distribution Agreements

Under an agreement with the Fund, the Distributor serves as the principal distributor of each class of shares of the Fund, which are sold at net asset value (“NAV”) without any sales charge. The Distributor’s principal business address is 399 Boylston Street, Boston, Massachusetts 02116. The Distributor receives no compensation from the Fund or purchasers of Fund shares for acting as distributor. Under this agreement (the “Distribution Agreement”), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectus to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

The Fund’s Distribution Agreement may be terminated at any time on 60 days’ written notice to the Distributor without payment of any penalty by either a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees. The Distribution Agreement may be terminated at any time on 90 days’ written notice to the Trust, without payment of any penalty.

The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees cast in person at a meeting called for that purpose and (ii) by the vote of the Board of Trustees or by a vote of a majority of the outstanding securities of the Fund.

The Distributor controls the words “Natixis” in the name of the Trust and the Fund and if it should cease to be the principal distributor of the Fund’s shares, the Trust or the Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for the Natixis Funds Trusts, Loomis Sayles Funds Trusts (except Class J shares of the Loomis Sayles Investment Grade Bond Fund), Delafield Fund, Inc. and Hansberger International Series.

OTHER ARRANGEMENTS

Administrative Services

Natixis Advisors performs certain accounting and administrative services for the Fund, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, Natixis Advisors provides the following services to the Fund: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, (iii) the various registrations and filings required by various regulatory authorities and (iv) consultation and legal advice on Fund related matters.

For these services, Natixis Advisors received the following fees from the Fund for the fiscal years ended June 30, 2007, June 30, 2008 and June 30, 2009:

Fund	Fiscal Year Ended June 30, 2007	Fiscal Year Ended June 30, 2008		Fiscal Year Ended June 30, 2009
		Fee	Fee Waived*
Natixis Cash Management Trust — Money Market Series	$142,420	$130,222	$4,611	$135,581

*	Natixis Advisors voluntarily agreed to waive a portion of its fees during the period ended June 30, 2008.

Custodial Arrangements

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Fund. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total NAV, total net income, and NAV per share of the Fund on a daily basis.

Transfer Agency Services

Pursuant to a contract between the Trust, on behalf of the Fund, and Boston Financial Data Services, Inc. (“Boston Financial”), whose principal business address is Two Heritage Drive, Quincy, Massachusetts, 02171, Boston Financial acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund’s shares.

Independent Registered Public Accounting Firm

The Fund’s independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. The independent registered public accounting firm conducts an annual audit of the Fund’s financial statements, assists in the review of federal and state income tax returns and consults with the Trust as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectus for the Fund, and the financial statements contained in the Fund’s Annual Report for the fiscal year ended June 30, 2009 and incorporated by reference into this Statement, have been so included in reliance on the report of the Fund’s independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Counsel to the Fund

Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Fund.

PORTFOLIO TRANSACTIONS

The Fund’s purchases and sales of portfolio securities are usually principal transactions. Portfolio securities are generally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There are usually no brokerage commissions paid for such purchases and the Fund at present does not anticipate paying brokerage commissions. Should the Fund pay a brokerage commission on a particular transaction, the Fund would seek to effect the transaction at the most favorable available combination of best execution and lowest commission. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask price. During the fiscal years ended June 30, 2007, 2008 and 2009, the Fund did not incur any brokerage fees in connection with portfolio transactions.

No portfolio transactions are executed with Reich & Tang, or its affiliates acting as principal. In addition, the Fund will not buy bankers’ acceptances, certificates of deposit or commercial paper from Reich & Tang or its affiliates.

The frequency of transactions and their allocation to various dealers is determined by Reich & Tang in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Fund will be made independently from those for any other accounts or investment companies that may be or become managed by Reich & Tang or its affiliates. If, however, the Fund and other investment companies or accounts managed by Reich & Tang are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by Reich & Tang occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchasers or sellers.

DESCRIPTION OF THE TRUST

The Declaration of Trust currently permits the Trust’s trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The Declaration of Trust further permits the Trust’s Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust's Board of Trustees may determine. When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust’s Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of the Fund do not have preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to such shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

Classes A, B (no longer offered for sale) and C shares of the Fund are identical except that the classes have different exchange privileges, as set forth in detail in the Prospectus. All expenses of the Fund are borne by each class on a pro rata basis. The multiple class structure could be terminated should certain Internal Revenue Service (“IRS”) rulings or SEC regulatory positions be rescinded or modified.

If the Trust were to issue shares of more than one series, the assets received by each series of the Trust from the issue or sale of shares of each series thereof and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that series. The underlying assets of each are segregated and are charged with the expenses with respect to that series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging specifically to a particular series would be allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each series of the Trust, certain expenses might be legally chargeable against the assets of all series.

The Declaration of Trust also permits the Trust’s Board of Trustees, without shareholder approval, to subdivide the Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Trust’s Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or, with shareholder approval, merge two or more existing series or classes. Shareholder’s investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new “fund”).

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund. Similarly, any class within the Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also, without shareholder approval, terminate the Trust or the Fund upon written notice to its shareholders.

Voting Rights

Shareholders of the Fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

All classes of shares of the Fund have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust’s independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a NAV of at least $25,000 or constituting at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the registration statement or (4) is submitted to the shareholders by the Trustees. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in the Fund shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Fund.

Shareholder and Trustee Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust’s shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own Fund’s shares for sale, but it is possible that the Trust might become liable for any misstatements in a Prospectus that relates to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the Prospectus for the Fund of the Trust.

HOW TO BUY SHARES

The procedures for purchasing shares of the Fund are summarized in the Prospectus. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.

Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House (“ACH”), or by exchange, as described in the Prospectus, or through firms that are members of FINRA and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the “NYSE”) on a day when the NYSE is open. For purchases through the ACH system, the shareholder's bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.

You may also use Natixis Funds Personal Access Line® (800-225-5478, press 1) or Natixis Funds website (www.funds.natixis.com) to purchase Fund shares. For more information, see the section “Shareholder Services” in this Statement.

REDEMPTIONS

The procedures for redemption of shares of the Fund are summarized in the Prospectus. As described in the Prospectus, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions of Class A, B and C shares. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. The charge will not be applied to dollar amounts representing reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

The Fund will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file. Please contact the Fund at 800-225-5478 with any questions regarding when a medallion signature guarantee is required.

If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 800-225-5478. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the NYSE. Requests made after that time or on a day when the NYSE is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request, although it may take longer.

A shareholder automatically receives access to the ability to redeem shares by telephone when completing the Fund application, which is available at www.funds.natixis.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked “VOID” and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a medallion or a signature validation program stamp. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the Federal Reserve System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. The Fund, the Distributor, the transfer agent and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial, as agreed to with the Fund, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring personal identification security check prior to acting on an investor's telephone instructions and recording an investor’s instructions.

Shares purchased by check or through ACH may not be available immediately for redemption to the extent the check or ACH transaction has not cleared. The Fund may withhold redemption proceeds for 10 days when redemptions are made within 10 calendar days of purchase by check or through ACH.

The redemption price will be the NAV per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by the transfer agent or your investment dealer in proper form. Payment normally will be made by the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

In order to redeem shares electronically through the ACH system, a shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than the close of the NYSE. Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder’s application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder’s bank within three business days. The availability of these monies will depend on the individual bank’s rules.

The Fund will normally redeem shares for cash. However, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. The redemptions in kind will be selected by the Fund’s adviser in light of the Fund’s objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of the Fund at the beginning of such period. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also “Net Income, Dividends and Valuation” and “Taxes” below.

The Fund reserves the right to suspend account services or refuse transaction requests if the Fund receives notice of a dispute between registered owners or of the death of a registered owner or if the Fund suspects a fraudulent act. If the Fund refuses a transaction request because it receives notice of a dispute, the transaction will be processed at the NAV next determined after the Fund receives notice that the dispute has been settled or a court order has been entered adjudicating the dispute. If the Fund determines that its suspicion of fraud or belief that a dispute existed was mistaken, the transaction will be processed as of the NAV next determined after the transaction request was first received in good order.

SHAREHOLDER SERVICES

Open Accounts

A shareholder’s investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, Boston Financial will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Boston Financial may charge a fee for providing duplicate information.

The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Minimum Balance Policy

The Fund’s minimum balance policy is described in the Prospectus. Although determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund, as described in the Prospectus, the Fund will not deduct the minimum balance fee from an account and then close that same account for falling below the minimum balance in the same year.

Automatic Investment Plans (Class A and Class C Shares)

Subject to the Fund’s investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing the Fund to draw checks from an investor’s bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments and are forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $1,000 or more and thereafter regular monthly drafts of $50 or more will be drawn on the investor’s account. Shareholders with accounts participating in the Natixis Funds’ Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. A Service Options Form must be completed to open an automatic investment plan and may be obtained by calling the Fund at 800-225-5478 or your investment dealer or by visiting the Fund’s website at www.funds.natixis.com.

This program is voluntary and may be terminated at any time by the Fund upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor upon written notice to the Fund, which must be received at least five business days prior to any payment date. The plan may be discontinued by the Fund at any time without prior notice if any draft is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. The Fund is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits

The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations.

The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in the Fund must be at least $1,000 for IRAs and Keogh plans using the Natixis Funds’ prototype document, at least $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is no initial or subsequent investment minimum for SIMPLE IRA) plans using the Natixis Funds’ prototype document. Income dividends and capital gain distributions must be reinvested, unless the investor is over age 59 1/2 or disabled. These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

Systematic Withdrawal Plans

An investor owning the Fund’s shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan (“Plan”) providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the Boston Financial or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a Medallion signature guarantee is provided. Please consult your investment dealer or the Fund.

A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a certain number of shares redeemed for each payment, (2) a specified percentage of the account’s market value or (3) for Natixis sponsored IRA accounts only, a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option must be $50 or more.

In the case of shares subject to a CDSC, the amount or percentage you specify may not on an annualized basis as of the time you make the election, exceed 10% of the value of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent shares purchased through the reinvestment of distributions in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to redemptions pursuant to the Plan.

All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested at NAV determined on the record date.

Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in NAV. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See “Redemptions” above and “Taxes” below for certain information as to federal income taxes.

Because of statutory restrictions this Plan may not be available to pension or profit-sharing plans or IRAs that have State Street Bank as trustee.

The Fund no longer offers the Payroll Deduction Plan to new shareholders. Shareholders enrolled in the Payroll Deduction Program prior to May 1, 2005 may continue to participate in the program for the accounts that were included in that enrollment but may not add the program to additional accounts. Employees of Natixis Advisors may continue to participate in the program and may continue to add the program to additional accounts. In order to participate, employees must establish an account that meets the minimum initial investment amount. Subsequent investments through the program must be for a minimum of $50 on a monthly basis.

Dividend Diversification Program

You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s NAV (without a sales charge or CDSC) on the dividend payable date. A dividend diversification account must be registered to the same shareholder(s) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund’s minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Natixis fund, you must obtain and carefully read a copy of that fund’s Prospectus.

Exchange Privilege

A shareholder may exchange the shares of the Fund for shares of the same class of another Natixis Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II for shares of the same class of another Natixis Fund or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative NAVs at the time of the exchange. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. As stated above, if you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Natixis Fund or series of Loomis Sayles Funds I or Loomis Sayles Funds II for shares of the same class of the Fund. On all exchanges of Class B and Class C shares into the Fund, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, relating to conversion to Class A shares. The aging period resumes only when an exchange is made back into Classes B and C shares of a Fund. On exchanges of Class A shares into the Fund, the aging period continues related to the CDSC. Shareholders may also exchange their shares in the Fund for shares of the same class of any other Natixis Fund, subject to those funds' eligibility requirements and sales charges. Class C shares in accounts may exchange into Class C shares of a Natixis Fund subject to its CDSC schedule. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund at 800-225-5478, (2) a written exchange request to the Fund, P.O. Box 219579, Kansas City, MO 64121-9579 or (3) visiting our website at www.funds.natixis.com. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total NAV of your account, whichever is less.

All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. The Fund reserves the right to suspend or change the terms of exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund.

Before requesting an exchange into any other Natixis Fund or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days’ advance notice of any material change to the exchange privilege.

Automatic Exchange Plan

As described in the Prospectus following the caption “Additional Investor Services,” a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial or your financial representative or by visiting our website at www.funds.natixis.com.

Broker Trading Privileges

The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund’s NAV next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Transcript Requests

Transcripts of account transactions will be provided, free of charge, at the shareholders request.

Self-Servicing Your Account with Natixis Funds Personal Access Line® and Web Site

Natixis Funds shareholders may access account information, including share balances and recent account activity online, by visiting our website at www.funds.natixis.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Natixis Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification numbers (PIN). In addition, you may restrict these privileges from your account by calling Natixis Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our website at www.funds.natixis.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following Natixis Funds Online and Telephonic Customer Agreement. This agreement is also posted on our website. The initiation of any activity through the Natixis Funds Personal Access Line® or website at www.funds.natixis.com by an investor shall indicate agreement with the following terms and conditions:

Natixis Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between its website and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NATIXIS FUNDS PERSONAL ACCESS LINE®.

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that Natixis Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

Natixis Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Natixis Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly Natixis Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Natixis Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Natixis Funds if any of the following occurs:

1.	You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2.	You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3.	You transmit a transaction for which you do not receive a confirmation number.

4.	You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5.	You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the Natixis Funds Personal Access Line® or the Natixis Funds website including telephone line costs and Internet service provider costs are solely your responsibility. Similarly Natixis Funds makes no warranties concerning the availability of Internet services or network availability.

Natixis Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NATIXIS FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Natixis Funds should be sent to:

Natixis Funds

P.O. Box 219579

Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

NET INCOME, DIVIDENDS AND VALUATION

Determination of Net Income

The net income of the Fund is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. In addition, in Natixis Advisors’ discretion, the Fund’s shares may be priced on a day the NYSE is closed for trading if Natixis Advisors in its discretion determines that there has been enough trading in the Fund’s portfolio securities to materially affect the NAV of the Fund's shares. For example, the Fund may price its shares on days on which the NYSE is closed but the fixed income markets are open for trading. The Fund does not expect to price its shares on the following holidays (or day which the holiday is observed): New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net income includes (i) all interest accrued and discounts earned on the portfolio investments of the Fund, minus (ii) amortized premium on such investments, plus or minus (iii) all realized gains and losses on such investments, and minus (iv) all expenses of the Fund.

Daily Dividends

As described in the Prospectus, the net income of the Fund is declared as a dividend at the closing of regular trading on the NYSE each day that the NYSE is open. In general, all investments in the Fund begin to accrue dividends on the business day following the date the purchase amount is invested in the Fund. Dividends accrue up to and including the date of redemption. Dividends will be paid in cash to the shareholder if the shareholder has notified the Fund in writing of the election on or before the payable date. Net income accruing on Saturdays, Sundays and other days on which the NYSE is closed is generally declared as a dividend on the immediately following business day. Although the Fund does not expect to realize any long-term capital gains, if such gains are realized they will be distributed once a year, after applying any available capital loss carryovers. If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will be automatically changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Valuation of the Fund’s Portfolio Investments

The total NAV of the Fund (the excess of the Fund’s assets over its liabilities) is determined by the custodian as of the close of regular trading on the NYSE on each day the NYSE is open for trading. (See “Determination of Net Income.”) Under normal market conditions, portfolio securities will be valued at amortized cost as described below. Expenses of the Fund are paid or accrued each day. In certain circumstances as permitted under SEC regulations, the Fund’s portfolio securities may be valued at their fair value as determined in good faith by the Trust’s Board of Trustees or persons acting pursuant to procedures approved by the Board of Trustees.

Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.

By using amortized cost valuation, the Fund seeks to maintain a constant NAV of $1.00 per share despite minor shifts in the market value of their portfolio securities. The yield on a shareholder’s investment may be more or less than that which would be recognized if the NAV per share were not constant and were permitted to fluctuate with the market value of the portfolio securities of the Fund. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The Trustees monitor quarterly the deviation between the NAV per share of the Fund as determined by using available market quotations and its amortized cost price per share. Reich & Tang reviews such comparisons, as performed by the custodian, at least weekly and the Trustees are advised promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for the Fund, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of the Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a NAV per share as determined by using available market quotations. There is no assurance that the Fund will be able to maintain its NAV at $1.00 per share.

Determination of Yield

The Fund’s yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the “base period”). Current yield for the base period (for example, seven calendar days) is calculated by dividing (i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1.00, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis (“effective” or “compound” yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.

The Fund’s yield for the seven days ended June 30, 2009 and effective yield based on such seven-day period were, respectively, 0.19% and 0.19%. The yield is based on the expenses paid by Classes A, B and C shares.

Yield is calculated without regard to realized and unrealized gains and losses. The yield of the Fund will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the portfolio of that Fund. Consequently, no yield quotation should be considered as representative of what the yield of the Fund may be for any future period. The Fund’s yields are not guaranteed. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Shareholders comparing the Fund’s yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, checkwriting privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

Yield information may be useful in reviewing the Fund’s performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market fund yields fluctuate.

Calculation of Total Return and Average Annual Total Return

Total return (including average annual total return) is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. The Fund may show total return and average annual total return of each class for the one-year, five-year and ten-year periods (or for the period since inception, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the NAV per share of the relevant class on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result where appropriate. Total return may be stated with or without giving effect to any expense limitations in effect for the Fund. If the Fund presents returns reflecting an expense limitation or waiver, its total return would have been lower if no limitation or waiver were in effect.

TAXES

In General

The following discussion of certain U.S. federal income tax consequences of an investment in the Fund is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authorities, all as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors regarding their particular situations and the possible application of foreign, state, and local tax laws.

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year for treatment as a regulated investment company (a “RIC”) under the provisions of Subchapter M of the Code. In order to qualify, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”); (ii) diversify its holdings so that at the end of each quarter of the Fund’s taxable year (a) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is used in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net tax-exempt income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a QPTP (generally, a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (y) that is treated as a partnership for federal income tax purposes, and (z) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income.

For purposes of the diversification requirements set forth in (ii) above, outstanding voting securities of an issuer include the equity securities of a QPTP. Also for purposes of the diversification requirements described in (ii) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to satisfy the diversification requirements.

Assuming that it qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income that is distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund were to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for dividends received deduction in the case of corporate shareholders and may be eligible to be treated as qualified dividend income in the case of shareholders taxed as individuals, provided in both cases that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to dividends-paid deductions). If the Fund does retain any investment company taxable income, the Fund will be subject to tax at regular corporate rates on the amount retained. The Fund also intends to distribute at least annually all or substantially all of its net capital gain, if any. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who in turn (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income, a RIC may elect to treat all or part of any net capital loss incurred after October 31 as if it had been incurred in the succeeding year.

A nondeductible excise tax at a rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over its actual distributions in any calendar year. Generally, the required distribution is 98% of the Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus any undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount on which it is subject to income tax. The Fund generally intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For federal income tax purposes, distributions of investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the disposition of investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to a shareholder receiving such distributions as long-term capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% brackets—for taxable years beginning before January 1, 2011. It is generally not expected that the Fund will realize any long-term capital gains. Distributions attributable to the excess of net short-term capital gain over net long-term capital loss will generally be taxable to a shareholder receiving such distributions as ordinary income. Distributions from capital gains generally are made after applying any available capital loss carryovers.

For taxable years beginning before January 1, 2011, qualified dividend income received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund would have to meet certain holding period and other requirements with respect to some portion of the dividend-paying stocks, if any, in its portfolio, and the shareholder would have to meet holding period and other requirements with respect to the Fund's shares. The Fund does not expect to distribute any significant amount of qualified dividend income.

Distributions are taxable whether shareholders receive them in cash or in additional shares. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which the distributions are declared rather than the calendar year in which they are received.

If the Fund makes a distribution in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale, Exchange or Redemption of Fund Shares

A sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on a sale, exchange or redemption of Fund shares generally will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. As long as the Fund continually maintains a $1.00 NAV per share, shareholders generally will not recognize a taxable gain or loss on the sale or exchange of Fund shares.

Original Issue Discount and Acquisition Discount

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the Fund may be treated as having acquisition discount or original issue discount (“OID”). Generally, the Fund will be required to include the acquisition discount or OID in income as ordinary income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make elections applicable to debt obligations having acquisition discount or OID that could affect the character and timing of the income recognized by the Fund from such obligations.

Foreign Taxes

Income received by the Fund from investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Foreign withholding and other taxes may reduce the Fund’s total return. The Fund does not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund.

Foreign Currency-Denominated Transactions

The Fund’s transactions in foreign currencies and foreign currency-denominated debt securities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (“CRT”) (as defined in Code Section 664) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Fund.

Backup withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and the proceeds of share sales, exchanges or redemptions made by a shareholder if the shareholder does not provide a correct, certified taxpayer identification number, if the Fund is notified that the shareholder has underreported income in the past, or if the shareholder fails to certify to the Fund that he, she or it is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Shareholders

Dividends, other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “United States person” within the meaning of the Code (a “Foreign Person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if the dividends are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

Effective for taxable years beginning before January 1, 2010, in general and subject to certain limitations, the Fund is not required to withhold any amounts (i) with respect to distributions attributable to U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions are properly designated by the Fund as “interest-related dividends,” and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund as “short-term capital gain dividends.” The Fund may make such designations with respect to all, some or none of its potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business in the United States, the dividends generally will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Fund shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend and certain other conditions are met.

The foregoing discussion relates solely to U.S. federal income tax law. Foreign Persons should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for the exemption from the backup withholding tax rates described above or a reduced rate of withholding provided by a treaty.

Other Tax Matters

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of such an investment on their particular tax situations.

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

FINANCIAL STATEMENTS

The Financial Statements of the Fund and the related report of the independent registered public accounting firm included in the annual report of the Fund for the year ended June 30, 2009 are incorporated herein by reference. The Fund’s annual and semiannual reports are available upon request and without charge. The Fund will send a single copy of its annual and semiannual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-225-5478 or by writing to the Fund at: 399 Boylston Street, Boston, Massachusetts 02116. The annual reports, semiannual reports and SAIs are available online at the Fund’s website www.funds.natixis.com. The annual and semiannual reports are also available online at the SEC’s website, at www.sec.gov.

APPENDIX A

DESCRIPTION OF CERTAIN INVESTMENTS

Obligations Backed by Full Faith and Credit of the U.S. Government — bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. government or other entities and backed by the full faith and credit of the U.S. government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, Rural Housing Service and the Small Business Administration.

Other U.S. Government Obligations — bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself but not backed by the full faith and credit of the United States. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

Repurchase Agreements — agreements by which the Fund purchases a security (usually a U.S. government obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

Certificates of Deposit — certificates issued against funds deposited in a bank, are for a definite period of time, and earn a specified rate of return and are normally negotiable.

Bankers’ Acceptances — short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Yankeedollar Obligations — obligations of U.S. branches of foreign banks.

Eurodollar Obligations — dollar-denominated obligations of foreign banks (including U.S. and London branches of foreign banks) and foreign branches of U.S. banks.

Commercial Paper — refers to promissory notes issued by companies in order to finance their short-term credit needs.

Corporate Obligations — include bonds and notes issued by companies in order to finance longer-term credit needs.

A-1

APPENDIX B

DESCRIPTION OF SECURITIES RATINGS

Set forth below are descriptions of the highest ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) and Fitch Investors Service, Inc. (“Fitch”) for corporate and municipal bonds, commercial paper and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Funds are authorized to purchase have characteristics of commercial paper and have been rated as such by Moody’s, S&P and Fitch. This appendix does not include descriptions of ratings below the two highest in each category.

Moody’s Investors Service, Inc.

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, which minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

Moody’s appends numerical modifiers 1, 2, and 3 to the rating classification Aa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Municipal Notes Ratings

The two highest ratings of Moody’s for short-term municipal notes are MIG-1 and MIG-2: MIG-1 denotes “superior credit quality with excellent protection afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing;” MIG-2 denotes “strong credit quality,” with margins of protection ample although not so large as in the preceding group.

Short-Term Debt Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

Credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a statement of fact or recommendation to purchase, sell, or hold a financial obligation or make any investment decisions. Nor is it a comment regarding an issue's market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

Short-Term Municipal Notes Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Investors Service, Inc.

Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality.

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality.

Good intrinsic capacity for timely payment of financial commitments.

Long-Term Ratings- Issuer Credit Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings web-site.

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Registration Nos. 2-68348

811-2819

NATIXIS CASH MANAGEMENT TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)		Articles of Incorporation

	(1)	The Registrant’s Amendment No. 1 to Sixth of Amended and Restated Agreement and Declaration of Trust dated June 1, 2007, effective August 6, 2007 (the “Agreement and Declaration”) is incorporated by reference to exhibit (a)(1) to PEA No. 45 to the Registration Statement filed on August 30, 2007.

(b)		By-Laws

	(1)	The Registrant’s Amended and Restated By-Laws dated September 23, 2008 (the “By-Laws”) is incorporated by reference to exhibit (b)(1) to PEA No. 47 to the Registration Statement filed on July 2, 2009.

(c)		Instruments Defining Rights of Security Holders

	(1)	Rights of shareholders are described in Article III, Section 6 of the Registrant’s Agreement and Declaration incorporated by reference to exhibit (a) to PEA No. 43 to the Registration Statement filed on August 31, 2005.

(d)		Investment Advisory Contracts

	(1)	Advisory Agreement dated October 1, 2001 between the Registrant, on behalf of Natixis Cash Management Trust – Money Market Series (the “Money Market Series”) and Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) is incorporated by reference to exhibit (d)(1) to PEA No. 40 to the Registration Statement filed on August 27, 2002.

	(2)	First Addendum dated July 1, 2005 to the Advisory Agreement dated October 1, 2001 between the Registrant on behalf of the Money Market Series and Natixis Advisors is incorporated by reference to exhibit (d)(2) to PEA No. 43 to the Registration Statement filed on August 31, 2005.

	(3)	Subadvisory Agreement dated October 1, 2001 among the Registrant, Natixis Advisors and Reich & Tang Asset Management, LLC (“Reich & Tang”) is incorporated by reference to exhibit (d)(2) to PEA No. 40 to the Registration Statement filed on August 27, 2002.

	(4)		Amendment No. 1 dated July 1, 2005 to the Subadvisory Agreement dated October 1, 2001 among the Registrant on behalf of the Money Market Series, Natixis Advisors and Reich & Tang is incorporated by reference to exhibit (d)(4) to PEA No. 43 to the Registration Statement filed on August 31, 2005.

(e)			Underwriting Contracts

	(1)		Distribution Agreement dated October 30, 2000 between the Registrant, on behalf of the Money Market Series, and Natixis Distributors, L.P. (“Natixis Distributors”) is incorporated by reference to exhibit (e)(1) to PEA No. 38 to the Registration Statement filed on June 29, 2001.

	(2)		Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(f)			Bonus or Profit Sharing Contracts

Not applicable.

(g)			Custodian Agreements

	(1)		Master Custodian Agreement dated September 1, 2005, between the Registrant, on behalf of the Money Market Series and State Street Bank and Trust Company (“State Street Bank”) is incorporated by reference to exhibit (g)(1) to PEA No. 44 to the Registration Statement filed on August 31, 2006.

	(2)		Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 between Registrant, on behalf of the Money Market Series and State Street is incorporated by reference to exhibit (g)(2) to PEA No. 46 to the Registration Statement filed on August 29, 2008.

(h)			Other Material Contracts

	(1)		Transfer Agency and Services Agreement dated October 1, 2005, between the Registrant on behalf of the Money Market Series and Boston Financial Data Services, Inc. (“Boston Financial”) is incorporated by reference as exhibit (h)(1) to PEA No. 44 to the Registration Statement filed on August 31, 2006.

		(i)	Revised Appendix A dated July 17, 2006 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of the Money Market Series and Boston Financial is incorporated by reference to exhibit (h)(1)(i) to PEA No. 46 to the Registration Statement filed on August 29, 2008.

		(ii)	Revised Appendix A dated February 15, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of the Money Market Series and BFDS is incorporated by reference to exhibit (h)(1)(ii) to PEA No. 47 to the Registration Statement filed on July 2, 2009.

	(iii)	Amendment dated October 1, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of the Money Market Series and BFDS is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 47 to the Registration Statement filed on July 2, 2009.

(2)		Administrative Services Agreement dated January 3, 2005 between the Registrant, on behalf of the Money Market Series, and Natixis Advisors is incorporated by reference to exhibit (h)(6) to PEA No. 43 to Registration Statement filed on August 31, 2005.

	(i)	Amendment No. 1 dated November 1, 2005 to the Administrative Services Agreement dated January 3, 2005 between the Registrant, on behalf of the Money Market Series, and Natixis Advisors is incorporated by reference to exhibit (h)(2)(i) to PEA No. 45 to the Registration Statement filed on August 30, 2007.

	(ii)	Amendment No. 2 dated January 1, 2006 to the Administrative Services Agreement dated January 3, 2005 between the Registrant, on behalf of the Money Market Series, and Natixis Advisors is incorporated by reference to exhibit (h)(2)(ii) to PEA No. 45 to the Registration Statement filed on August 30, 2007.

	(iii)	Amendment No. 3 dated July 1, 2007 to the Administrative Services Agreement dated January 3, 2005 between the Registrant, on behalf of the Money Market Series, and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iii) to PEA No. 45 to the Registration Statement filed on August 30, 2007.

	(iv)	Amendment No. 4 dated September 17, 2007 to the Administrative Services Agreement between Registrant, on behalf of the Money Market Series, and Natixis Advisors is incorporated by reference to exhibit (h)(2)(iv) to PEA No. 46 to the Registration Statement filed on August 29, 2008.

	(v)	Amendment No. 5 dated February 1, 2008 to the Administrative Services Agreement between Registrant, on behalf of the Money Market Series, and Natixis Advisors is incorporated by reference to exhibit (h)(2)(v) to PEA No. 46 to the Registration Statement filed on August 29, 2008.

	(vi)	Amendment No. 6 dated February 19, 2008 to the Administrative Services Agreement between Registrant, on behalf of the Money Market Series, and Natixis Advisors is incorporated by reference to exhibit (h)(2)(vi) to PEA No. 46 to the Registration Statement filed on August 29, 2008.

	(vii)	Amendment No. 7 dated July 1, 2008 to the Administrative Services Agreement between Registrant, on behalf of the Money Market Series, and Natixis Advisors is incorporated by reference to exhibit (h)(2)(vii) to PEA No. 46 to the Registration Statement filed on August 29, 2008.

	(viii)	Amendment No. 8 dated September 29, 2008 to the Administrative Services Agreement between Registrant, on behalf of the Money Market Series, and Natixis Advisors is incorporated by reference to exhibit (h)(2)(viii) to PEA No. 47 to the Registration Statement filed on July 2, 2009.

		(ix)	Amendment No. 9 dated October 31, 2008 to the Administrative Services Agreement between Registrant, on behalf of the Money Market Series, and Natixis Advisors is incorporated by reference to exhibit (h)(2)(ix) to PEA No. 47 to the Registration Statement filed on July 2, 2009.

		(x)	Amendment No. 10 dated January 9, 2009 to the Administrative Services Agreement between Registrant, on behalf of the Money Market Series, and Natixis Advisors is incorporated by reference to exhibit (h)(2)(x) to PEA No. 47 to the Registration Statement filed on July 2, 2009.

		(xi)	Amendment No. 11 dated July 27, 2009 to the Administrative Services Agreement between Registrant, on behalf of the Money Market Series, and Natixis Advisors is filed herewith.

	(3)		Reliance Agreement for Exchange Privileges dated June 30, 2009 by and among the Registrant, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds IV, Loomis Sayles Funds I and Loomis Sayles Funds II, Gateway Trust and Hansberger International Series is filed herewith.

	(4)		Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated August 31, 2009 between Natixis Advisors and the Registrant, on behalf of the Money Market Series, is filed herewith.

(i)			Legal Opinion

Not applicable.

(j)			Other Opinions

Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)			Omitted Financial Statements

Not applicable.

(l)			Initial Capital Agreements

Not applicable.

(m)			Rule 12b-1 Plans

Not applicable.

(n)			Rule 18f-3 Plan

	(1)		Registrant’s Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 effective May 1, 2009 is incorporated by reference to exhibit (n)(1) to PEA No. 47 to the Registration Statement filed on July 2, 2009.

(p)			Code of Ethics

	(1)	Code of Ethics effective September 14, 2007 for the Registrant is incorporated by reference to exhibit (p)(1) to PEA No. 46 to the Registration Statement filed on August 29, 2008.

	(2)	Amended Code of Ethics dated April 1, 2009 for Natixis Advisors and Natixis Distributors is incorporated by reference to exhibit (p)(2) to PEA No. 47 to the Registration Statement filed on July 2, 2009.

	(3)	Code of Ethics, as amended effective February 1, 2008, of Reich & Tang is incorporated by reference to exhibit (p)(3) to PEA No. 46 to the Registration Statement filed on August 29, 2008.

(q)		Powers of Attorney

	(1)	Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(1) to PEA No. 43 to the Registration Statement filed on August 31, 2005.

	(2)	Powers of Attorney for Charles D. Baker and Cynthia L. Walker dated June 2, 2005 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(2) to PEA No. 43 to the Registration Statement filed on August 31, 2005.

	(3)	Power of Attorney for Kenneth A. Drucker dated June 17, 2008, effective July 1, 2008 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(4) to PEA No. 46 to the Registration Statement filed on August 29, 2008.

	(4)	Power of Attorney for Wendell J. Knox dated June 4, 2009, effective July 1, 2009 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(4) to PEA No. 47 to the Registration Statement filed on July 2, 2009.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Registrant is not aware of any person controlled or under common control with any of its series.

As of August 3, 2009, there were no persons that owned 25% or more of the outstanding voting securities of the Registrant.

Item 30.	Indemnification

Under Article 5 of the Registrant’s By-Laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant’s By-Laws incorporated by reference to exhibit (b)(1) to PEA No. 47 to the Registration Statement filed on July 2, 2009.

The Distribution Agreement, the Custodian Agreement, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”) contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 31:	Business and Other Connections of Investment Adviser

(a)	Natixis Advisors, a wholly owned subsidiary Natixis Global Asset Management, L.P. serves as investment adviser to all the series of the Registrant. Natixis Advisors was organized in 1995.

The list required by this Item 31 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Natixis Advisors during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Natixis Advisors pursuant to the Advisers Act (SEC File No. 801-48408; IARD/CRD No. 106800).

(b)	Reich & Tang is the subadviser of the Registrant’s Money Market Series. Reich

& Tang serves as the investment adviser to a number of other registered investment companies.

The list required by this Item 31 regarding any other business, profession, vocation or employment of substantial nature engaged in by officers and directors of Reich & Tang during the past two years is incorporated herein by reference to schedules A, C and D of form ADV filed by Reich & Tang pursuant to the Advisers Act (SEC File No. 801-47230; IARD/CRD No. 106186).

Item 32.	Principal Underwriters

(a)	Natixis Distributors, the principal underwriter of the Registrant, also serves as principal underwriter for:

Delafield Fund, Inc.

Hansberger International Series

Natixis Funds Trust I

Natixis Funds Trust II

Natixis Funds Trust III

Natixis Trust IV

Loomis Sayles Funds I

Loomis Sayles Funds II

Gateway Trust

(b)	The general partner and officers of the Registrant’s principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

Name	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Natixis Distribution Corporation	General Partner	None

David L. Giunta	President and Chief Executive Officer	President and Chief Executive Officer

Coleen Downs Dinneen	Executive Vice President, General Counsel, Secretary and Clerk	Secretary, Clerk and Chief Legal Officer

Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary

Michael C. Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer

Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker-Dealer and Anti-Money	None

Laundering Compliance Officer

Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None

Marilyn Rosh	Vice President and Controller	None

Peter Martin	Executive Vice President, Product Specialist	None

Matthew Coldren	Executive Vice President	None

Robert Hussey	Executive Vice President	None

Caren Leedom	Executive Vice President	None

Matthew Raynor	Executive Vice President	None

Sharon Wratchford	Executive Vice President	None

John Bearce	Senior Vice President	None

Josh Bogen	Senior Vice President	None

William Butcher	Senior Vice President	None

KC Chew	Senior Vice President	None

James Cove	Senior Vice President	None

Stacie DeAngelo	Senior Vice President	None

Edward Farrington	Senior Vice President	None

Tracey Flaherty	Senior Vice President	None

David Goodsell	Senior Vice President	None

Dana Hartwell	Senior Vice President	None

David Lafferty	Senior Vice President	None

Ted LeClair	Senior Vice President	None

Dan Lynch	Senior Vice President	None

Ian MacDuff	Senior Vice President	None

Marla McDougall	Senior Vice President	None

Maureen O’Neill	Senior Vice President	None

Elizabeth Puls-Burns	Senior Vice President	None

Manjari Saha	Senior Vice President	None

Dan Santaniello	Senior Vice President	None

David Vallon	Senior Vice President	None

Susannah Wardly	Senior Vice President	None

Faith Yando	Senior Vice President	None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(i)	Natixis Cash Management Trust

399 Boylston Street

Boston, Massachusetts 02116

(ii)	State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

(iii)	Boston Financial Data Services, Inc.

2 Heritage Drive, 4th Floor

North Quincy, MA 02171

(iv)	Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(v)	Natixis Asset Management Advisors, L.P.

399 Boylston Street

Boston, MA 02116

(vi)	Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, NY 10020

Item 34.	Management Services

None.

Item 35.	Undertakings

The Registrant undertakes to provide its annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

NATIXIS CASH MANAGEMENT TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (“PEA”) No. 48 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this PEA No. 48 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of August, 2009.

NATIXIS CASH MANAGEMENT TRUST

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta	President and Chief Executive Officer	August 31, 2009
David L. Giunta

/s/ Michael C. Kardok	Treasurer	August 31, 2009
Michael C. Kardok

Graham T. Allison, Jr.*	Trustee	August 31, 2009
Graham T. Allison, Jr.

Charles D. Baker*	Trustee	August 31, 2009
Charles D. Baker

Edward A. Benjamin*	Trustee	August 31, 2009
Edward A. Benjamin

Robert J. Blanding*	Trustee	August 31, 2009
Robert J. Blanding

Daniel M. Cain*	Trustee	August 31, 2009
Daniel M. Cain

Kenneth A. Drucker*	Trustee	August 31, 2009
Kenneth A. Drucker

John T. Hailer*	Trustee	August 31, 2009
John T. Hailer

Wendell J. Knox*	Trustee	August 31, 2009
Wendell J. Knox

Sandra O. Moose*	Trustee; Chairperson of the Board	August 31, 2009
Sandra O. Moose

Cynthia L. Walker*	Trustee	August 31, 2009
Cynthia L. Walker

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact**/***/****/ *****
August 31, 2009

**	Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, John T. Hailer, Edward Benjamin, Robert Blanding, Sandra O. Moose and are incorporated by reference to exhibit (q)(1) to PEA No. 43 to the Registration Statement filed on August 31, 2005.
***	Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 43 to the Registration Statement filed on August 31, 2005.
****	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 46 to the Registration Statement filed on August 29, 2008.
*****	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 47 to the Registration Statement filed on July 2, 2009.

Natixis Cash Management Trust

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description
(e)(2)	Form of Dealer Agreement used by Natixis Distributors.

(h)(2)(xi)	Amendment No. 11 dated July 27, 2009 to the Administrative Services Agreement between Registrant, on behalf of the Money Market Series, and Natixis Advisors.

(h)(3)	Reliance Agreement for Exchange Privileges dated June 30, 2009 by and among the Registrant, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds IV, Loomis Sayles Funds I and Loomis Sayles Funds II, Gateway Trust and Hansberger International Series is filed herewith.

(h)(4)	Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated August 31, 2009 between Natixis Advisors and the Registrant, on behalf of the Money Market Series.

(j)	Consent of independent registered public accounting firm.